Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net loss	$ (8,131,197)	$ (2,300,571)	$ (1,394,641)
Adjustments for non-cash items:
Depreciation and amortization	309,022	248,743	198,824
Change in fair value of biological assets	713,135
Interest expenses	1,139,475	645,162	493,807
Write-off of property, plant and equipment		23,748
Working capital adjustments:
Trade and other receivables	(242,357)
Prepayments	(129,044)	(113,175)	(310)
Inventory	(712,524)	(611)
Trade and other payables		140,897	42,285
Other current liabilities	496,428
Increase in due to related parties		3,339	17,707
Cash flows used in operating activities	(6,557,062)	(1,352,468)	(642,328)
Cash flows from investing activities:
Additions to property, plant and equipment	(576,472)	(439,137)	(670,297)
Proceeds from advances issued		6,934	(6,848)
Payments for acquisition of cannabis licenses			(15,625)
Cash flows used in investing activities	(576,472)	(432,203)	(692,770)
Cash flows from financing activities:
Proceeds from share issue	5,054,058	1,477
Loans received	6,679,135	1,169,796	2,116,312
Loans repaid		(137,788)
Lease payments	(497,502)
Cash flows provided by financing activities	11,235,691	1,033,485	2,116,312
Net increase (decrease) in cash and cash equivalents	4,102,157	(751,186)	781,214
Effects of exchange rate changes on cash and cash equivalents	(620,271)	(54,873)	14,205
Cash and cash equivalents at the beginning of the period	13,504	819,563	24,144
Cash and cash equivalents at the end of the period	$ 3,495,390	$ 13,504	$ 819,563